FOREIGN CURRENCY FORWARD CONTRACTS (Details Narrative) € in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)
Foreign Currency Forward Contracts
Notional value	$ 8,540	$ 2,098	€ 2,020
Foreign currency contract asset	0	272
Foreign currency forward contract liabilities	$ 0	$ 67